Securities Sold Under Repurchase Agreements and Interbank and Institutional Market Funds - Summary of Breakdown of Funds Obtained in Institutional Markets (Parenthetical) (Detail) - BRL (R$)
R$ in Millions
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Repurchase Agreements [Line Items]
Institutional market debt	R$ 138,308	R$ 104,244
Raisings through structured operations certificates [member]
Disclosure Of Repurchase Agreements [Line Items]
Institutional market debt	959	1,110
Market value of fund	1,018	1,204
Reference Equity [Member]
Disclosure Of Repurchase Agreements [Line Items]
Institutional market debt	R$ 41,000	R$ 36,627